CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (536,420)	$ (877,077)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	5,837	13,674
Impairments	9,435	145,471
Amortization of internal use software and other intangible assets	37,054	35,749
Non-cash interest and amortization of debt issuance costs and discounts	8,191	272,667
Other non-cash adjustments	988	0
Change in fair value of warrants	507	0
Change in fair value of convertible preferred stock warrants	(266)	(28,901)
Change in fair value of bifurcated derivative	236,603	(236,603)
Stock-based compensation	54,160	30,542
(Recovery of)/Provision for loan repurchase reserve	(1,823)	33,518
Change in fair value of derivatives	452	5,695
Change in fair value of mortgage loans held for sale	26	54,266
Change in right-of-use assets	5,270	10,754
Originations of mortgage loans held for sale	(2,969,326)	(10,508,885)
Proceeds from sale of mortgage loans held for sale	3,042,526	12,035,915
Change in operating assets and liabilities:
Operating lease obligations	(10,810)	(16,150)
Other receivables, net	(97)	37,483
Prepaid expenses and other assets	14,697	(2,942)
Accounts payable and accrued expenses	(22,211)	(43,557)
Escrow payable	(4,625)	(3,554)
Other liabilities	(29,888)	(19,814)
Net cash (used in)/provided by operating activities	(159,720)	938,251
Cash Flows from Investing Activities:
Purchase of property and equipment	(456)	(11,735)
Proceeds from sale of property and equipment	764	4,548
Capitalization of internal use software	(9,322)	(23,548)
Acquisitions of businesses, net of cash acquired	(12,713)	(3,847)
Maturities of short-term investments	31,321	0
Purchase of short-term investments	(48,188)	0
Net cash used in investing activities	(38,594)	(34,582)
Cash Flows from Financing Activities:
Issuance of convertible notes	528,586	0
Exercise of convertible preferred stock warrants	1,460	0
Proceeds from Business Combination	21,616	0
Proceeds from issuance of common stock	16,351	0
Borrowings on warehouse lines of credit	2,691,968	10,131,559
Repayments of warehouse lines of credit	(2,709,799)	(11,655,427)
Repayments on finance lease liabilities	(1,062)	(1,122)
Net increase (decrease) in customer deposits	(534)	0
Repayments on corporate line of credit	(146,449)	(5,000)
Payment of debt issuance costs	(3,649)	0
Transaction costs related to the Business Combination	(17,173)	0
Proceeds from exercise of stock options	87	734
Repurchase or cancellation of common stock	0	(7,948)
Net cash provided by (used in) financing activities	381,402	(1,537,204)
Effects of currency translation on cash, cash equivalents, and restricted cash	(1,087)	726
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	182,001	(632,809)
Cash, cash equivalents, and restricted cash—Beginning of year	346,065	978,874
Cash, cash equivalents, and restricted cash—End of year	528,066	346,065
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of period	503,591	317,959
Restricted cash, end of period	24,475	28,106
Total cash, cash equivalents and restricted cash end of period	528,066	346,065
Supplemental Disclosure of Cash Flow Information:
Interest paid	12,044	13,069
Income taxes (refunded) paid	(8,451)	1,828
Non-Cash Investing and Financing Activities:
Assumption of private & public placement warrants	1,276	0
India office lease termination	2,518	0
Recognition of derivative liability related to earnout	548	0
Capitalization of stock-based compensation related to internal use software	4,123	4,051
Vesting of stock options early exercised in prior periods	2,781	16,383
Vesting of common stock issued via notes receivable from stockholders	3,561	14,592
Acquisition earnout	3,430	0
Forgiveness of notes receivable from stockholders	$ 46,700	$ 0